Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MPIC (Detail) ₱ in Millions, $ in Millions										1 Months Ended	12 Months Ended
	Jul. 29, 2022 PHP (₱)	Apr. 07, 2022 USD ($) shares	Jun. 11, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 14, 2018 USD ($) shares	Jun. 13, 2017 PHP (₱) shares	May 30, 2016 PHP (₱) shares	Jun. 06, 2012 PHP (₱) shares	Aug. 31, 2022 PHP (₱)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Total consideration | ₱	₱ 100						₱ 21,800	₱ 26,200		₱ 136
Deferred Gain Realized | ₱							₱ 4,962	₱ 4,962
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Equity interest											36.63%	38.45%
Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold							458	458	282
Total consideration | ₱									₱ 3,563
Deferred Gain Realized | ₱									₱ 2,012
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold							646	646
Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold						53,400,000
Total consideration | $						$ 465
Equity interest						100.00%
Subscription of Ordinary Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold						95,900,000
Total consideration | $						$ 3,806
Equity interest						100.00%
Class A2 Preference Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold				6,700,000	7,900,000
Total consideration | $				$ 447	$ 544
Equity interest				42.00%	44.00%
Class B Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			15,600,000
Total consideration | $			$ 1,218
Equity interest			38.00%
Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold		27,200,000
Total consideration | $		$ 3,252
Equity interest		37.00%